UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22039

First Trust Specialty Finance and Financial Opportunities Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust
Specialty Finance and Financial
Opportunities Fund (FGB)

Semi-Annual Report
For the Six Months Ended
May 31, 2025

Table of Contents
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Semi-Annual Report
May 31, 2025
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Specialty Finance and Financial Opportunities Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Principal Risks” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
“AT A GLANCE”
As of May 31, 2025 (Unaudited)

Fund Statistics
Symbol on New York Stock Exchange	FGB
Common Share Price	$4.02
Common Share Net Asset Value (“NAV”)	$4.15
Premium (Discount) to NAV	(3.13)%
Net Assets Applicable to Common Shares	$59,673,728
Current Quarterly Distribution per Common Share(1)	$0.1000
Current Annualized Distribution per Common Share	$0.4000
Current Distribution Rate on Common Share Price(2)	9.95%
Current Distribution Rate on NAV(2)	9.64%
Common Share Price & NAV (weekly closing price)

Performance
Average Annual Total Returns
	6 Months Ended 5/31/25	1 Year Ended 5/31/25	5 Years Ended 5/31/25	10 Years Ended 5/31/25	Inception (5/25/07) to 5/31/25
Fund Performance(3)
NAV	-0.73%	3.94%	18.82%	4.71%	1.92%
Market Value	-1.59%	14.80%	11.66%	4.54%	1.48%
Index Performance
Blended Benchmark(4)	-2.28%	4.18%	15.38%	7.70%	N/A
MSCI U.S. Investable Market Financials Index(5)	-2.35%	22.02%	16.59%	9.40%	N/A

Asset Classification	% of Total Investments
Common Stocks - Business Development Companies	100.0%

Industry Classification	% of Total Investments
Capital Markets	100.0%

Top Ten Holdings	% of Total Investments
Main Street Capital Corp.	10.9%
Ares Capital Corp.	10.5
Hercules Capital, Inc.	10.0
Golub Capital BDC, Inc.	9.4
Sixth Street Specialty Lending, Inc.	8.9
Blackstone Secured Lending Fund	6.6
Blue Owl Capital Corp.	6.2
FS KKR Capital Corp.	5.6
New Mountain Finance Corp.	5.3
Barings BDC, Inc.	4.7
Total	78.1%

(1)
Most recent distribution paid through May 31, 2025. Subject to change in the future.
(2)
Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by Common Share Price or NAV, as applicable, as of May 31, 2025. Subject to change in the future.
(3)
Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.
(4)
The Blended Benchmark consists of a 70/20/10 blend of the MVIS U.S. Business Development Companies Index, the FTSE NAREIT Mortgage REIT Index and the S&P SmallCap Financials Index. The Blended Benchmark return is calculated by using the monthly return of the three indices during each period shown above. At the beginning of each month, the three indices are rebalanced, to account for divergence from that ratio that occurred during the course of each month to the ratios noted above. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above. Since the MVIS U.S. Business Development Companies Index had an inception date of August 4, 2011, the performance of the Blended Benchmark is not available for all of the periods disclosed.
(5)
Because the index has an inception date of June 5, 2007, performance data is not available for all the periods shown.

Portfolio Commentary
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Semi-Annual Report
May 31, 2025 (Unaudited)
Reorganization
The reorganization of First Trust Specialty Finance and Financial Opportunities Fund (the “Fund”) with and into FT Confluence BDC & Specialty Finance Income ETF (NYSE: FBDC), an actively managed exchange-traded fund, was successfully completed prior to the open of the New York Stock Exchange on June 30, 2025. In the reorganization, the assets of the Fund were transferred to, and the liabilities of the Fund were assumed by, FBDC. The shareholders of the Fund received shares of FBDC with a value equal to the aggregate net asset value of the shares of the Fund held by them. After the reorganization, the Fund ceased operations.
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the Fund. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Confluence, located in St. Louis, Missouri, serves as the sub-advisor to the Fund. The investment professionals at Confluence have an average of over 20 years of portfolio management experience each. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.
Confluence Portfolio Management Team
Mark Keller, CFA
Chief Executive Officer and Chief Investment Officer
David Miyazaki, CFA
Senior Vice President and Portfolio Manager
Daniel Winter, CFA
Senior Vice President and Chief Investment Officer - Value Equity
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
The primary investment objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing, under normal market conditions, at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that the Fund’s Sub-Advisor believes offer attractive opportunities for income and capital appreciation. Under normal market conditions, the Fund concentrates its investments in securities of companies within the industries in the financial sector. “Managed Assets” means the total asset value of the Fund minus the sum of its liabilities, other than the principal amount of borrowings. There can be no assurance that the Fund’s investment objectives will be achieved. The Fund may not be appropriate for all investors.
FGB is a financial sector fund with a particular focus on a niche called business development companies (“BDCs”). BDCs lend to and invest in private companies, oftentimes working with those not large enough to efficiently access the public markets. Each BDC has a unique profile, determined by its respective management team. Some specialize in particular industries, while others apply a more generalized approach and maintain a diversified portfolio. Both approaches can work effectively and offer shareholders a unique and differentiated return opportunity derived from the private markets. During the six-month period ended May 31, 2025, the Fund had approximately 93% of its assets invested in 28 BDCs, with roughly 1% in mortgage-backed real estate investment trusts and the balance in large cap financial companies.

Portfolio Commentary (Continued)
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Semi-Annual Report
May 31, 2025 (Unaudited)

Performance Analysis
Average Annual Total Returns
	6 Months Ended 5/31/25	1 Year Ended 5/31/25	5 Years Ended 5/31/25	10 Years Ended 5/31/25	Inception (5/25/07) to 5/31/25
Fund Performance(1)
NAV	-0.73%	3.94%	18.82%	4.71%	1.92%
Market Value	-1.59%	14.80%	11.66%	4.54%	1.48%
Index Performance
Blended Benchmark(2)	-2.28%	4.18%	15.38%	7.70%	N/A
MSCI U.S. Investable Market Financials Index(3)	-2.35%	22.02%	16.59%	9.40%	N/A

Performance of a $10,000 Initial Investment
November 30, 2014 - May 31, 2025

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$24,874
$20,786
$13,697
11/30/14
11/30/15
11/30/16
11/30/17
11/30/18
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24
5/31/25
First Trust Specialty Finance and Financial Opportunities Fund
Blended Benchmark
MSCI U.S. Investable Market Financials Index

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
The Fund has a practice of seeking to maintain a relatively stable quarterly distribution, which may be changed at any time. The practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. However, the Advisor believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV. The quarterly distribution rate began and ended the period at $0.10 per share. Based on the $0.10 per share quarterly distribution, the annualized distribution rate at May 31, 2025 was 9.64% at NAV and 9.95% at market price. The final determination of the source and tax status of all 2025 distributions will be made after the end of 2025 and will be provided on Form 1099-DIV. The foregoing is not to be construed as tax advice. Please consult your tax advisor for further information regarding tax matters.

(1)
Total return is based on the combination of reinvested dividend, capital gain and return of capital distribution, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for period of less than one year. Past performance is not indicative of future results.
(2)
The Blended Benchmark consists of a 70/20/10 blend of the MVIS U.S. Business Development Companies Index, the FTSE NAREIT Mortgage REIT Index and the S&P SmallCap Financials Index. The Blended Benchmark returns are calculated by using the monthly return of the three indices during each period shown above. At the beginning of each month, the three indices are rebalanced, to account for divergence from that ratio that occurred during the course of each month to the ratios noted above. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above. Since the MVIS U.S. Business Development Companies Index had an inception date of August 4, 2011, the performance of the Blended Benchmark is not available for all of the periods disclosed.
(3)
Because the index has an inception date of June 5, 2007, performance data is not available for all the periods shown in the table.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 97.2%
	Capital Markets – 97.2%
275,000	Ares Capital Corp.	$6,063,750
100,000	Bain Capital Specialty Finance, Inc.	1,572,000
290,000	Barings BDC, Inc.	2,699,900
119,500	Blackstone Secured Lending Fund	3,809,660
244,475	Blue Owl Capital Corp.	3,581,559
71,000	Capital Southwest Corp.	1,478,220
42,565	Crescent Capital BDC, Inc.	660,609
153,500	FS KKR Capital Corp.	3,255,735
109,000	Goldman Sachs BDC, Inc.	1,234,970
360,000	Golub Capital BDC, Inc.	5,475,600
330,000	Hercules Capital, Inc.	5,817,900
35,000	Kayne Anderson BDC, Inc.	557,200
111,000	Main Street Capital Corp.	6,313,680
140,000	MidCap Financial Investment Corp.	1,837,500
60,000	Morgan Stanley Direct Lending Fund	1,185,000
283,000	New Mountain Finance Corp.	3,047,910
75,000	Nuveen Churchill Direct Lending Corp.	1,218,750
90,000	Oaktree Specialty Lending Corp.	1,316,700
222,000	Sixth Street Specialty Lending, Inc.	5,170,380
61,000	SLR Investment Corp.	1,022,360
48,000	Trinity Capital, Inc.	698,880
	Total Investments – 97.2%	58,018,263
	(Cost $52,495,791)
	Net Other Assets and Liabilities – 2.8%	1,655,465
	Net Assets – 100.0%	$59,673,728

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$58,018,263	$58,018,263	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Statement of Assets and Liabilities
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 58,018,263
Cash	1,962,046
Foreign currency	20
Dividends receivable	23,343
Prepaid expenses	15,106
Total Assets	60,018,778
LIABILITIES:
Payables:
Conversion expense	200,000
Investment advisory fees	55,712
Interest and fees on loan	35,793
Audit and tax fees	28,861
Shareholder reporting fees	10,675
Trustees’ fees and expenses	8,604
Administrative fees	2,412
Legal fees	900
Financial reporting fees	758
Transfer agent fees	639
Custodian fees	47
Other liabilities	649
Total Liabilities	345,050
NET ASSETS	$59,673,728
NET ASSETS consist of:
Paid-in capital	$ 112,912,789
Par value	143,676
Accumulated distributable earnings (loss)	(53,382,737)
NET ASSETS	$59,673,728
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)	$4.15
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)	14,367,591
Investments, at cost	$52,495,791
Foreign currency, at cost (proceeds)	$26
See Notes to Financial Statements

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Statement of Operations
For the Six Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$ 3,322,355
Interest	22,001
Total investment income	3,344,356
EXPENSES:
Investment advisory fees	350,223
Interest and fees on loan	261,786
Conversion expense	200,000
Audit and tax fees	29,248
Shareholder reporting fees	26,685
Trustees’ fees and expenses	25,532
Listing expense	12,281
Administrative fees	11,813
Excise tax expense	9,500
Transfer agent fees	9,347
Financial reporting fees	4,612
Legal fees	3,017
Custodian fees	1,411
Other	3,213
Total expenses	948,668
NET INVESTMENT INCOME (LOSS)	2,395,688
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(2,848,193)
Net change in unrealized appreciation (depreciation) on investments	18,908
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,829,285)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(433,597)
See Notes to Financial Statements

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Statements of Changes in Net Assets

	Six Months Ended 5/31/2025 (Unaudited)	Year Ended 11/30/2024
OPERATIONS:
Net investment income (loss)	$ 2,395,688	$ 5,747,252
Net realized gain (loss)	(2,848,193)	(3,351,964)
Net change in unrealized appreciation (depreciation)	18,908	9,528,120
Net increase (decrease) in net assets resulting from operations	(433,597)	11,923,408
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,873,518)	(5,495,604)
Total increase (decrease) in net assets	(3,307,115)	6,427,804
NET ASSETS:
Beginning of period	62,980,843	56,553,039
End of period	$ 59,673,728	$ 62,980,843
COMMON SHARES:
Common Shares at end of period	14,367,591	14,367,591
See Notes to Financial Statements

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Statement of Cash Flows
For the Six Months Ended May 31, 2025 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$(433,597)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(13,497,920)
Sales, maturities and paydown of investments	22,347,336
Net realized gain/loss on investments	2,848,193
Net change in unrealized appreciation/depreciation on investments	(18,908)
Changes in assets and liabilities:
Decrease in dividends receivable	64,167
Increase in prepaid expenses	(12,091)
Decrease in interest and fees payable on loan	(15,922)
Decrease in investment advisory fees payable	(2,297)
Decrease in audit and tax fees payable	(22,759)
Decrease in legal fees payable	(830)
Increase in shareholder reporting fees payable	4,018
Decrease in administrative fees payable	(89)
Decrease in custodian fees payable	(163)
Decrease in transfer agent fees payable	(961)
Increase in trustees’ fees and expenses payable	32
Decrease in financial reporting fees payable	(13)
Decrease in other liabilities payable	(126)
Increase in conversion expense payable	200,000
Cash provided by operating activities		$11,458,070
Cash flows from financing activities:
Distributions to Common Shareholders from investment operations	(4,310,277)
Repayment of borrowing	(8,600,000)
Cash used in financing activities		(12,910,277)
Decrease in cash and foreign currency		(1,452,207)
Cash and foreign currency at beginning of period		3,414,273
Cash and foreign currency at end of period		$1,962,066
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and fees		$277,708
See Notes to Financial Statements

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Financial Highlights
For a Common Share outstanding throughout each period

	Six Months Ended 5/31/2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 4.38	$ 3.94	$ 3.73	$ 4.33	$ 3.44	$ 5.92
Income from investment operations:
Net investment income (loss)	0.17 (a)	0.40 (a)	0.35 (a)	0.26	0.26	0.33
Net realized and unrealized gain (loss)	(0.20)	0.41	0.19	(0.53)	0.96	(2.37)
Total from investment operations	(0.03)	0.81	0.54	(0.27)	1.22	(2.04)
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.37)	(0.33)	(0.28)	(0.30)	(0.44)
Return of capital	—	—	—	(0.05)	(0.03)	—
Total distributions paid to Common Shareholders	(0.20)	(0.37)	(0.33)	(0.33)	(0.33)	(0.44)
Net asset value, end of period	$4.15	$4.38	$3.94	$3.73	$4.33	$3.44
Market value, end of period	$4.02	$4.28	$3.35	$3.49	$4.00	$3.28
Total return based on net asset value (b)	(0.73)%	22.34%	16.69%	(5.60)%	36.49%	(34.67)%
Total return based on market value (b)	(1.59)%	40.60%	6.04%	(4.39)%	32.23%	(37.49)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 59,674	$ 62,981	$ 56,553	$ 53,604	$ 62,197	$ 49,437
Ratio of total expenses to average net assets	3.07% (c)	2.62%	2.71%	2.02%	1.78%	2.35%
Ratio of total expenses to average net assets excluding interest expense	2.22% (c)	1.59%	1.59%	1.53%	1.49%	1.78%
Ratio of net investment income (loss) to average net assets	7.75% (c)	9.36%	9.40%	6.44%	6.35%	8.87%
Portfolio turnover rate	21%	27%	16%	5%	8%	20%
Indebtedness:
Total loan outstanding (in 000’s)	$—	$ 8,600	$ 8,600	$ 8,600	$ 8,600	$ 6,500
Asset coverage per $1,000 of indebtedness	$—	$8,323 (d)	$7,576 (d)	$7,233 (d)	$8,232 (d)	$8,606 (d)

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in
Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.

(c)	Annualized.
(d)	Calculated by subtracting the Fund’s total liabilities (not including the loan outstanding) from the Fund’s total assets, and dividing by the outstanding loan balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
May 31, 2025 (Unaudited)
1. Organization
First Trust Specialty Finance and Financial Opportunities Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol “FGB” on the New York Stock Exchange (“NYSE”).
The primary investment objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing, under normal market conditions, at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes offer attractive opportunities for income and capital appreciation. Under normal market conditions, the Fund concentrates its investments in securities of companies within industries in the financial sector. “Managed Assets” means the total asset value of the Fund minus the sum of its liabilities, other than the principal amount of borrowings. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from

Notes to Financial Statements (Continued)
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
May 31, 2025 (Unaudited)
market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
May 31, 2025 (Unaudited)
The Fund holds shares of business development companies (“BDCs”). The Fund records the character of distributions received from the BDCs during the year based on estimates available. The tax character of distributions received from these securities may vary when reported by the issuer after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund’s Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended November 30, 2024, was as follows:
Distributions paid from:
Ordinary income	$5,244,171
Capital gains	—
Return of capital	—
As of November 30, 2024, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$493,131
Undistributed capital gains	—
Total undistributed earnings	493,131
Accumulated capital and other losses	(54,324,360)
Net unrealized appreciation (depreciation)	5,192,366
Total accumulated earnings (losses)	(48,638,863)
Other	(1,436,759)
Paid-in capital	113,056,465
Total net assets	$62,980,843
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2024, the Fund had $54,324,360 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended November 30, 2024, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2021, 2022, 2023, and 2024 remain open to

Notes to Financial Statements (Continued)
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
May 31, 2025 (Unaudited)
federal and state audit. As of May 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of May 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$52,495,791	$9,423,595	$(3,901,123)	$5,522,472
E. Expenses
The Fund will pay all expenses directly related to its operations.
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Confluence serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of the Fund’s Managed Assets that is paid by First Trust from its investment advisory fee.
Computershare, Inc. (“Computershare”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, Computershare is responsible for maintaining shareholder records for the Fund.
The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the

Notes to Financial Statements (Continued)
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
May 31, 2025 (Unaudited)
Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Fund for acting in such capacities.
4. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended May 31, 2025, were $13,497,920 and $22,347,336, respectively.
5. Borrowings
The Fund has a committed facility agreement (the “BNP Facility”) with BNP Paribas Prime Brokerage International, Ltd. (“PBL”), which currently has a maximum commitment amount of $25,000,000. Absent certain events of default or failure to maintain certain collateral requirements, PBL may not terminate the BNP Facility except upon 179 calendar days’ prior notice. The interest rate under the BNP Facility is equal to SOFR plus 95 basis points. In addition, under the BNP Facility, the Fund pays a commitment fee of 0.55% on the undrawn amount of the facility.
The average amount outstanding for the period ended May 29, 2025 was $8,309,497, with a weighted average interest rate of 5.32%. As of May 31, 2025, the Fund had outstanding borrowings of $0, as the borrowings were fully paid off on May 29, 2025. The high and low annual interest rates for the fiscal period ended May 29, 2025 were 5.68% and 5.21%, respectively. The interest and fees are included in “Interest and fees on loan” on the Statement of Operations.
6. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
7. Financial Sector Concentration Risk
Under normal market conditions, the Fund concentrates its investments (i.e., invests at least 25% of its total assets) in securities of companies within industries in the financial sector. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Specialty finance and other financial companies in general are subject to extensive government regulation, which may change frequently. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company’s financial condition or prospects, could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
The reorganization of FGB into FT Confluence BDC & Specialty Finance Income ETF (NYSE: FBDC), an actively managed exchange-traded fund managed by First Trust and sub-advised by Confluence, was completed prior to the open of the NYSE on June 30, 2025.
In the reorganization, the assets of FGB were transferred to, and the liabilities of FGB were assumed by, FBDC. The shareholders of FGB received shares of FBDC with a value equal to the aggregate net asset value of the shares of FGB held by them.
FBDC is an actively managed ETF that seeks to provide a high level of current income, with a secondary objective of attractive total return. FBDC pursues these investment objectives by investing in BDCs and other specialty finance companies that Confluence believes offer attractive opportunities for income and capital appreciation.

Additional Information
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
May 31, 2025 (Unaudited)
Dividend Reinvestment Plan
If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund’s Dividend Reinvestment Plan (the “Plan”), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.
If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:
(1)
If Common Shares are trading at or above net asset value (“NAV”) at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.
(2)
If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.
You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.
The Plan Agent maintains all Common Shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.
There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.
If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.
The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing Computershare, Inc., P.O. Box 43006, Providence, RI 02940-3006.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891 or emailing info@ftportfolios.com; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the

Additional Information (Continued)
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
May 31, 2025 (Unaudited)
SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Submission of Matters to a Vote of Shareholders
At a special meeting of shareholders of the Fund on May 5, 2025, the Fund’s shareholders approved the reorganization of FGB with and into FBDC, a newly formed series of First Trust Exchange-Traded Fund VIII. The reorganization was previously approved by the Fund’s Board of Trustees on September 8-9, 2024.  FGB shareholders cast 6,615,801 votes in favor of the reorganization and 513,321 against the reorganization, and 319,957 shares abstained. The reorganization was effective as of the opening of business of the New York Stock Exchange on June 30, 2025.  Upon completion of the reorganization, shareholders of the Fund received shares of FBDC with a value equal to the aggregate net asset value of the shares of the Fund held by them, with such shareholders becoming FBDC shareholders.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119
TRANSFER AGENT
Computershare, Inc.
P.O. Box 43006
Providence, RI 02940
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

First Trust Specialty Finance and Financial Opportunities Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics that was effective for the period ended May 31, 2025 was filed with the Registrant’s annual Form N-CSR for the period ended November 30, 2024.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s Semi-annual Report, which is included as Item 1 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Registrant did not engage in any securities lending activity during its most recent fiscal year.

(b)	The Registrant did not engage in any securities lending activity and no services were provided by the securities lending agent to the Registrant during its most recent fiscal year.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Specialty Finance and Financial Opportunities Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 11, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 11, 2025

* Print the name and title of each signing officer under his or her signature.